LOAN PAYABLES	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
LOAN PAYABLES

NOTE 5 – LOAN PAYABLES

On November 20, 2021, the Company entered into a loan agreement of $108,500 with Shenzhen Shihong Education and Culture Ltd. The loan is due on November 22, 2022 without interest charge if the loan is repaid upon due. If the loan was not fully repaid on or before November 22, 2022, the Company will be charge 0.03% interest rate per day. The Company repaid the loan in full on May 20, 2022. As of December 31, 2023 and 2022, the ending balance of loan payables was $0 and $0, respectively.